Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.21	12.31.20
Deposits as Collateral	16,394,982	10,414,132
Special Accounts as Collateral—Argentine Central Bank	18,517,152	17,274,590
Trust as Collateral	—	563,692
Forward Purchases of monetary regulatory instruments	323,534	—

Total	35,235,668	28,252,414